3. Accounts Receivable: Schedule of Accounts, Notes, Loans and Financing Receivable (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Accounts, Notes, Loans and Financing Receivable
June 30, 2013
Due from customers	$1,286,337
Less allowance for bad debts	(2,878)
Accounts receivable - trade	$1,283,459